Schedule of investments
Delaware Small Cap Core Fund	February 29, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.66%
Basic Materials — 7.68%
Boise Cascade	804,601	$ 109,353,322
Huntsman	1,291,996	33,075,098
Kaiser Aluminum	628,881	45,606,450
Minerals Technologies	1,359,960	98,406,706
Quaker Chemical	267,176	53,568,788
Summit Materials Class A †	2,691,071	114,935,642
Tecnoglass	901,761	42,166,344
Worthington Enterprises	758,558	47,121,623
Worthington Steel †	836,252	26,475,738
		570,709,711
Business Services — 3.74%
ABM Industries	1,414,994	58,453,402
ASGN †	961,607	95,506,807
BrightView Holdings †	2,159,225	18,806,850
Casella Waste Systems Class A †	860,972	77,573,577
First Advantage	1,302,962	20,404,385
Sterling Check †	481,637	7,547,252
		278,292,273
Capital Goods — 10.87%
Alamo Group	127,218	25,734,929
Ameresco Class A †	1,294,443	27,131,525
Applied Industrial Technologies	694,775	131,930,825
Chart Industries †	412,118	58,875,177
Coherent †	212,531	12,641,344
Columbus McKinnon	1,308,877	54,671,792
Construction Partners Class A †	804,741	38,691,947
ESCO Technologies	417,641	42,553,441
Federal Signal	1,743,761	142,831,464
H&E Equipment Services	741,867	41,908,067
Kadant	239,296	80,714,541
MYR Group †	557,449	90,563,165
Zurn Elkay Water Solutions	1,890,680	60,029,090
		808,277,307
Communications Services — 0.27%
ATN International	596,950	20,021,703
		20,021,703
Consumer Discretionary — 3.95%
Hibbett	503,979	41,301,079
Kontoor Brands	807,302	47,719,621
NQ- NS [0224] 0424 (3502198)    1

Schedule of investments
Delaware Small Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Malibu Boats Class A †	1,069,017	$ 46,651,902
Sonic Automotive Class A	462,064	24,258,360
Steven Madden	2,574,561	110,242,702
Urban Outfitters †	571,572	23,748,817
		293,922,481
Consumer Services — 1.86%
Brinker International †	1,229,591	56,979,247
Chuy's Holdings †	865,772	29,289,067
Jack in the Box	452,358	33,022,134
OneSpaWorld Holdings †	1,475,246	19,237,208
		138,527,656
Consumer Staples — 3.62%
Helen of Troy †	391,668	48,958,500
J & J Snack Foods	531,883	77,165,586
Prestige Consumer Healthcare †	1,672,844	116,396,485
YETI Holdings †	648,072	26,596,875
		269,117,446
Credit Cyclicals — 2.73%
Dana	2,266,886	28,336,075
KB Home	874,105	58,066,795
La-Z-Boy	861,190	32,716,608
Taylor Morrison Home †	1,484,608	84,043,659
		203,163,137
Energy — 6.04%
Magnolia Oil & Gas Class A	2,952,264	66,957,348
Patterson-UTI Energy	9,584,011	110,887,003
Permian Resources	9,207,486	143,268,482
SM Energy	1,775,373	77,708,076
Southwestern Energy †	7,183,451	50,068,654
		448,889,563
Financials — 14.86%
BRP Group Class A †	2,736,622	76,132,824
City Holding	438,492	44,059,676
CNO Financial Group	1,862,080	49,698,915
Enterprise Financial Services	682,270	27,236,218
Essent Group	1,405,572	75,296,492
First Bancorp	1,003,385	34,235,496
First Financial Bancorp	1,791,760	38,881,192
First Interstate BancSystem Class A	1,643,540	43,257,973
2    NQ- NS [0224] 0424 (3502198)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Hamilton Lane Class A	798,254	$ 91,679,472
Independent Bank	815,128	42,525,228
Independent Bank Group	680,977	29,779,124
NMI Holdings Class A †	1,798,603	54,101,978
Old National Bancorp	4,349,371	71,460,166
Pacific Premier Bancorp	1,789,527	40,908,587
PJT Partners Class A	606,622	63,937,959
Selective Insurance Group	783,255	81,834,482
SouthState	672,342	56,503,622
United Community Banks	1,673,862	43,537,151
Valley National Bancorp	5,260,295	43,081,816
WesBanco	1,433,605	41,545,873
WSFS Financial	1,287,690	54,585,179
		1,104,279,423
Healthcare — 15.27%
Agios Pharmaceuticals †	1,611,058	52,069,395
Amicus Therapeutics †	5,300,283	67,949,628
Apellis Pharmaceuticals †	175,828	10,896,061
Ardelyx †	1,066,435	9,939,174
Artivion †	2,332,047	45,008,507
AtriCure †	1,175,115	41,093,771
Axsome Therapeutics †	301,085	24,502,297
Azenta †	768,535	50,070,055
Blueprint Medicines †	938,186	87,739,155
CONMED	661,214	53,108,708
Halozyme Therapeutics †	1,795,963	71,497,287
Insmed †	2,205,933	61,148,463
Intra-Cellular Therapies †	914,809	63,597,522
Lantheus Holdings †	951,803	62,228,880
Ligand Pharmaceuticals †	732,343	58,111,417
Merit Medical Systems †	1,039,155	79,183,611
NeoGenomics †	2,439,836	38,061,442
OmniAb †	2,956,758	17,267,467
OmniAb 12.5 =, †	221,566	0
OmniAb 15 =, †	221,566	0
Omnicell †	688,804	18,074,217
Pacific Biosciences of California †	5,520,143	30,526,391
Pacira BioSciences †	1,296,449	38,530,464
Supernus Pharmaceuticals †	2,061,654	61,231,124
TransMedics Group †	812,729	66,318,686
NQ- NS [0224] 0424 (3502198)    3

Schedule of investments
Delaware Small Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Travere Therapeutics †	3,566,035	$ 26,959,225
		1,135,112,947
Media — 0.52%
IMAX †	2,244,109	38,441,587
		38,441,587
Real Estate Investment Trusts — 6.64%
Armada Hoffler Properties	2,829,633	28,805,664
Cushman & Wakefield †	4,396,790	43,923,932
DiamondRock Hospitality	5,462,141	51,344,126
Essential Properties Realty Trust	28,644	684,305
Four Corners Property Trust	2,187,511	52,894,016
Independence Realty Trust	4,065,526	59,519,301
Kite Realty Group Trust	3,448,571	73,833,905
LXP Industrial Trust	5,143,246	44,540,510
Phillips Edison & Co.	1,257,253	44,909,077
Physicians Realty Trust	4,251,647	47,745,996
Terreno Realty	707,684	45,504,081
		493,704,913
Technology — 14.95%
Atkore	248,596	42,112,162
Box Class A †	1,987,705	51,262,912
Clearwater Analytics Holdings Class A †	836,711	14,408,164
ExlService Holdings †	2,472,387	76,940,684
Ichor Holdings †	1,072,655	45,909,634
Instructure Holdings †	1,528,934	35,043,167
MACOM Technology Solutions Holdings †	650,466	57,455,662
MaxLinear †	1,859,662	36,151,829
Progress Software	663,623	35,410,923
Q2 Holdings †	1,870,200	86,459,346
Rapid7 †	1,133,409	66,395,099
Semtech †	1,755,955	37,226,246
Silicon Laboratories †	602,604	82,882,154
Sprout Social Class A †	910,917	56,312,889
SPS Commerce †	403,212	74,658,734
Varonis Systems †	1,774,487	90,143,940
Verint Systems †	1,490,947	47,128,835
WNS Holdings ADR †	854,198	49,287,225
Workiva †	532,295	45,841,245
Yelp †	1,109,094	42,633,573
4    NQ- NS [0224] 0424 (3502198)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Ziff Davis †	541,936	$ 37,263,519
		1,110,927,942
Transportation — 3.39%
Allegiant Travel	412,413	30,015,418
ArcBest	322,263	46,038,492
Hub Group Class A †	1,373,779	58,426,821
Sun Country Airlines Holdings †	3,080,253	46,203,795
Werner Enterprises	1,771,487	71,107,488
		251,792,014
Utilities — 2.27%
Black Hills	1,122,387	58,397,796
Northwestern Energy Group	1,214,826	58,214,462
Spire	871,701	51,709,303
		168,321,561
Total Common Stocks (cost $6,149,216,587)		7,333,501,664

Short-Term Investments — 0.37%
Money Market Mutual Funds — 0.37%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	6,988,488	6,988,488
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.20%)	6,988,488	6,988,488
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.32%)	6,988,488	6,988,488
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	6,988,487	6,988,487
Total Short-Term Investments (cost $27,953,951)		27,953,951
Total Value of Securities—99.03% (cost $6,177,170,538)		7,361,455,615

Receivables and Other Assets Net of Liabilities—0.97%		71,878,520
Net Assets Applicable to 269,983,165 Shares Outstanding—100.00%		$7,433,334,135
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
NQ- NS [0224] 0424 (3502198)    5

Schedule of investments
Delaware Small Cap Core Fund   (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
6    NQ- NS [0224] 0424 (3502198)